Management Risks - Summary of Liquidity Indicators (Detail)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of liquidity risk indicators [abstract]
Net assets / funds within 30 days	72.20%	84.20%
Net assets / total funds	26.40%	28.50%
Net assets / total assets	17.60%	19.00%